Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Apr. 28, 2021
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	SPI Energy Co., Ltd.
Entity Central Index Key	0001210618
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		23,863,064
Entity Emerging Growth	false
Entity Shell Company	false
Interactive Data Current	Yes
Incorporation State Country Name	E9
Document annual report	true
Document transition report	false
Document Shell Company Report	false